Business Combinations - Consideration Transferred (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Apr. 18, 2011 Henry's Holdings LLC [Member]	May 29, 2012 Sunflower Farmers Markets, Inc. [Member]
Business Acquisition [Line Items]
Cash paid to Liquidating Trust and Sunflower	$ 199,146	$ 108,517
Fair value of Company's shares issued	146,137	89,605
Cash paid to extinguish debt (net of cash acquired)	32,085	21,358
Cash paid to redeem Sprouts Arizona preferred membership units	1,680
Total purchase price	$ 379,048	$ 219,480